Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Third party - prepaid vessel operating expenses	$ 3,206	$ 2,610
Prepaid insurance	1,735	880
Other prepaid expenses	1,856	1,038
Current prepayments and other current assets	12,538	7,954
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expense	$ 5,741	$ 3,426